Stock-Based Compensation - Schedule of Share Based Compensation Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Granted	245,165
Weighted-average exercise price, granted, per share	$ 0.61	$ 0.01
Vested	245,165
Weighted-average grant date fair value, vested	$ 0.61
Options outstanding	0	0
Weighted-average exercise price, per share
Weighted average remaining contractual term	6 years 7 months 24 days
Aggregate intrinsic value, outstanding	$ 0
Options outstanding	245,165	0	0
Weighted-average exercise price, per share	$ 0.01
Aggregate intrinsic value, outstanding	$ 1,505,313	$ 0
Weighted-average exercise price, vested, per share	$ 0.01
Weighted average remaining contractual term, vested	6 years 7 months 24 days
Aggregate intrinsic value, vested	$ 1,505,313
Class F Shares
Non-vested Options outstanding	0	0
Weighted-average grant date fair value, per share	$ 0	$ 0
Granted	23	77
Weighted-average exercise price, granted, per share	$ 2.35	$ 6.39
Vested	23	77
Weighted-average grant date fair value, vested	$ 2.35	$ 6.39
Non-vested Options outstanding	0	0	0
Weighted-average grant date fair value, per share	$ 0	$ 0	$ 0
Options outstanding	77	0
Weighted-average exercise price, per share	$ 0.05
Weighted average remaining contractual term		6 years 2 months 8 days
Aggregate intrinsic value, outstanding	$ 19	$ 0
Options outstanding	0	77	0
Weighted-average exercise price, per share	$ 0	$ 0.05
Aggregate intrinsic value, outstanding	$ 0	$ 19	$ 0
Weighted average remaining contractual term, vested	6 years 2 months 8 days
Weighted-average exercise price, granted	$ 0.05	$ 0.05
Weighted-average exercise price, vested	$ 0.05
Aggregate intrinsic value, vested		$ 19
Exercised or converted	(100)
Weighted-average exercise price, exercised or converted	$ 0.05
Aggregate intrinsic value, vested	$ 118